NON-CONVERTIBLE PROMISSORY NOTE - 10-K (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2022	May 17, 2022	Dec. 31, 2019	Nov. 30, 2018
Short-Term Debt [Line Items]
Warrants granted (in shares)				123,333
Number of shares that can be purchased		4,464
Warrant exercise price (in usd per share)		$ 0.01		$ 28.146
Non-Convertible Promissory Note
Short-Term Debt [Line Items]
Warrants granted (in shares)		4,464
Warrant exercise price (in usd per share)		$ 0.01
Non-Convertible Notes Payable | Non-Convertible Promissory Note
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 125,000
Fixed interest		$ 15,000
Minimum debt amount that triggers principal and interest payment	$ 3,000,000		$ 3,000,000
Debt term		6 months
Debt discount		$ 30,000
Repayments of short-term debt	$ 140,000
Interest expense			$ 45,000
Private GRI
Short-Term Debt [Line Items]
Warrants granted (in shares)		167			2,467	3,606
Warrant exercise price (in usd per share)		$ 1.89			$ 1.89	$ 1.89